First-time adoption	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
First-time adoption
36. First-time adoption
(1) Transition to reporting in accordance with IFRS
TMC has prepared its consolidated financial statements in accordance with IFRS from the first quarter ended June 30, 2020.
Up to the fiscal year ended March 31, 2020, Toyota prepared its consolidated financial statements in accordance with U.S. GAAP. The Transition Date was April 1, 2019.
IFRS 1 stipulates that, in principle, the retrospective application of IFRS is required. However, it provides some voluntary and mandatory exemptions from full retrospective applications. TMC elected such exemptions with respect to the following items.
(i) Business combination
IFRS 3 “Business Combinations”, was not applied retrospectively to business combinations that occurred before the Transition Date.
(ii) Foreign currency translation adjustments of foreign operations
The cumulative foreign currency translation adjustments were reclassified from other comprehensive income to retained earnings as of the Transition Date.
(iii) Designation of equity financial assets
Equity financial assets recognized before the Transition Date were designated as financial assets measured at fair value through other comprehensive income based on the facts and circumstances that existed as of the Transition Date.

(iv) Deemed cost
IFRS 1 permits a first-time adopter to elect to use fair value at the Transition Date as deemed cost for items of property, plant and equipment. For some property, plant and equipment, the fair value at the Transition Date is used as deemed cost.
(v) Recognition of right of use assets and lease liabilities
When a first-time adopter that is a lessee recognizes right of use assets and lease liabilities, it is permitted to measure right of use assets and lease liabilities at the Transition Date under IFRS 1. Toyota measured all lease liabilities at the Transition Date, using the present value of the remaining lease payments discounted by the lessee’s incremental borrowing rate at the Transition Date. Toyota measured right of use assets at the Transition Date, making them equal to the lease liabilities.
For leases for which the lease term ends within 12 months of the Transition Date, lease payments associated with those leases were recognized as profit or loss on a straight-line basis over the lease term.
(2) Reconciliation of U.S. GAAP to IFRS
Toyota has made the necessary adjustments to the previously disclosed U.S. GAAP consolidated financial statements in transition to IFRS.
Items that do not affect retained earnings and comprehensive income are included in “Reclassification,” and items that affect retained earnings and comprehensive income are included in “Adjustment of recognition and measurement” of the reconciliation tables.

(i) Reconciliation of equity as of the Transition Date April 1, 2019

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Assets						Assets
Current assets						Current assets
Cash and cash equivalents	3,574,704	—	28,101	3,602,805		Cash and cash equivalents
Trade accounts and notes receivable, less allowance for doubtful accounts	2,372,734	568,156	13,728	2,954,617	A	Trade accounts and other receivables
Other receivables	568,156	(568,156)	—	—	A
Finance receivables, net	6,647,771	—	9,596	6,657,367		Receivables related to financial services
Time deposits	1,126,352	1,508,812	5,228	2,640,392	B,C,D	Other financial assets
Marketable securities	1,127,160	(1,127,160)	—	—	B
Inventories	2,656,396	—	74,644	2,731,040	a	Inventories
	—	84,281	293	84,574	E	Income tax receivable
Prepaid expenses and other current assets	805,964	(297,502)	(807)	507,654	C,D,E	Other current assets

Total current assets	18,879,237	168,431	130,781	19,178,450		Total current assets

						Non-current assets
Investments in affiliated companies	3,313,723	54,004	99,516	3,467,242		Investments accounted for using the equity method
Noncurrent finance receivables, net	10,281,118	—	(90)	10,281,028		Receivables related to financial services
Marketable securities and other securities investments	7,479,926	238,009	51,806	7,769,740	D,F,G,b	Other financial assets
Employees receivables	21,683	(21,683)	—	—	F
Property, plant and equipment						Property, plant and equipment
Land	1,386,308	1,353	(28,391)	1,359,271	c	Land
Buildings	4,802,175	(14,489)	45,593	4,833,278		Buildings
Machinery and equipment	11,857,425	(6,097)	105,445	11,956,773		Machinery and equipment
Vehicles and equipment on operating leases	6,139,163	—	—	6,139,163		Vehicles and equipment on operating leases
Construction in progress	651,713	61	4,293	656,067		Construction in progress

Total property, plant and equipment, at cost	24,836,784	(19,172)	126,939	24,944,551		Total property, plant and equipment, at cost

Less - Accumulated depreciation	(14,151,290)	(8,140)	(101,016)	(14,260,446)		Less - Accumulated depreciation and impairment losses

Total property, plant and equipment, net	10,685,494	(27,313)	25,923	10,684,105		Total property, plant and equipment, net

	—	27,313	369,517	396,830	d	Right of use assets
	—	297,394	611,343	908,737	G,e	Intangible assets
	—	501,872	(55,489)	446,383	G,f	Deferred tax assets
Other	1,275,768	(991,888)	9	283,889	G	Other non-current assets

	33,057,712	77,709	1,102,535	34,237,955		Total non-current assets

Total assets	51,936,949	246,140	1,233,316	53,416,405		Total assets

Liabilities						Liabilities
Current liabilities						Current liabilities
Accounts payable	2,645,984	1,180,657	29,492	3,856,133	H	Trade accounts and other payables
Other payables	1,102,802	(1,102,802)	—	—	H
Short-term borrowings	5,344,973	4,254,260	102,580	9,701,813	I,d	Short-term and current portion of long-term debt
Current portion of long-term debt	4,254,260	(4,254,260)	—	—	I
Accrued expenses	3,222,446	(1,870,433)	(1,761)	1,350,252	J	Accrued expenses
	—	475,409	(107)	475,302	D,K	Other financial liabilities
Income taxes payable	320,998	—	318	321,316		Income taxes payable
	—	1,769,275	239	1,769,514	J	Liabilities for quality assurance
Other current liabilities	1,335,475	(339,131)	11,688	1,008,032	D,K	Other current liabilities

Total current liabilities	18,226,938	112,975	142,449	18,482,362		Total current liabilities

Long-term liabilities						Non-current liabilities
Long-term debt	10,550,945	498,073	293,298	11,342,315	L,d	Long-term debt
	—	189,957	—	189,957	D	Other financial liabilities
Accrued pension and severance costs	963,406	37,532	1,771	1,002,710		Retirement benefit liabilities
Deferred income taxes	1,014,851	11,670	200,771	1,227,292	f	Deferred tax liabilities
Other long-term liabilities	615,599	(105,994)	6,955	516,560		Other non-current liabilities

Total long-term liabilities	13,144,801	631,238	502,794	14,278,833		Total non-current liabilities

Total liabilities	31,371,739	744,213	645,244	32,761,195		Total liabilities

Mezzanine equity	498,073	(498,073)	—	—	L
Shareholders’ equity						Shareholders’ equity
Toyota Motor Corporation shareholders’ equity
Common stock, no par value	397,050	—	—	397,050		Common stock
Additional paid-in capital	487,162	—	—	487,162		Additional paid-in capital
Retained earnings	21,987,515	—	(1,373,738)	20,613,776	j	Retained earnings
Accumulated other comprehensive income (loss)	(916,650)	—	1,932,686	1,016,035	b,g,h	Other components of equity
Treasury stock, at cost	(2,606,925)	—	—	(2,606,925)		Treasury stock

Total Toyota Motor Corporation shareholders’ equity	19,348,152	—	558,947	19,907,100		Total Toyota Motor Corporation shareholders’ equity

Noncontrolling interests	718,985	—	29,125	748,110		Non-controlling interests

Total shareholders’ equity	20,067,137	—	588,072	20,655,210		Total shareholders’ equity

Total mezzanine equity and shareholders’ equity	20,565,210	(498,073)	588,072	20,655,210

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	51,936,949	246,140	1,233,316	53,416,405		Total liabilities and shareholders’ equity

(
ii) Reconciliation of equity as of March 31, 2020

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Assets						Assets
Current assets						Current assets
Cash and cash equivalents	4,190,518	—	(92,068)	4,098,450		Cash and cash equivalents
Trade accounts and notes receivables, less allowance for doubtful accounts	2,094,894	564,854	(11,389)	2,648,360	A	Trade accounts and other receivables
Other receivables	564,854	(564,854)	—	—	A
Finance receivables, net	6,614,171	—	7,433	6,621,604		Receivables related to financial services
Time deposits	828,220	1,316,339	(958)	2,143,602	B,C,D	Other financial assets
Marketable securities	678,731	(678,731)	—	—	B
Inventories	2,434,918	—	98,974	2,533,892	a	Inventories
	—	237,333	275	237,609	E	Income tax receivable
Prepaid expenses and other current assets	1,236,225	(578,614)	22,193	679,804	C,D,E	Other current assets

Total current assets	18,642,531	296,327	24,462	18,963,320		Total current assets

						Non-current assets
Investments in affiliated companies	4,123,453	81,731	92,380	4,297,564		Investments accounted for using the equity method
Noncurrent finance receivables, net	10,423,858	49	(6,109)	10,417,797		Receivables related to financial services
Marketable securities and other securities investments	7,348,651	502,296	50,570	7,901,517	D,F,G,b	Other financial assets
Employees receivables	21,484	(21,484)	—	—	F
Property, plant and equipment						Property, plant and equipment
Land	1,346,988	165	(28,189)	1,318,964	c	Land
Buildings	4,730,783	(19,860)	30,528	4,741,451		Buildings
Machinery and equipment	11,939,121	(43,092)	83,419	11,979,449		Machinery and equipment
Vehicles and equipment on operating leases	5,929,233	—	(400)	5,928,833		Vehicles and equipment on operating leases
Construction in progress	510,963	60	6,438	517,460		Construction in progress

Total property, plant and equipment, at cost	24,457,088	(62,728)	91,797	24,486,156		Total property, plant and equipment, at cost

Less - Accumulated depreciation	(13,855,563)	2,355	(98,933)	(13,952,141)		Less - Accumulated depreciation and impairment losses

Total property, plant and equipment, net	10,601,525	(60,373)	(7,136)	10,534,016		Total property, plant and equipment, net

	—	337,442	(107)	337,335	G	Right of use assets
	—	374,263	625,994	1,000,257	G,e	Intangible assets
	—	354,785	(28,420)	326,364	G,f	Deferred tax assets
Other	1,518,934	(1,331,576)	6,834	194,192	G	Other non-current assets

	34,037,905	237,133	734,005	35,009,043		Total non-current assets

Total assets	52,680,436	533,460	758,468	53,972,363		Total assets

Liabilities						Liabilities
Current liabilities						Current liabilities
Accounts payable	2,434,180	1,064,224	(375)	3,498,029	H	Trade accounts and other payables
Other payables	1,020,270	(1,020,270)	—	—	H
Short-term borrowings	5,286,026	4,611,537	9,192	9,906,755	I	Short-term and current portion of long-term debt
Current portion of long-term debt	4,574,045	(4,574,045)	—	—	I
Accrued expenses	2,926,052	(1,689,158)	19,901	1,256,794	J	Accrued expenses
	—	546,378	(7,637)	538,740	D,K	Other financial liabilities
Income taxes payable	218,117	—	(5,841)	212,276		Income taxes payable
	—	1,553,816	(846)	1,552,970	J	Liabilities for quality assurance
Other current liabilities	1,443,687	(252,101)	(14,942)	1,176,645	D,K	Other current liabilities

Total current liabilities	17,902,377	240,382	(549)	18,142,209		Total current liabilities

Long-term liabilities						Non-current liabilities
Long-term debt	10,692,898	739,633	1,688	11,434,219	L,M	Long-term debt
	—	360,588	—	360,588	D	Other financial liabilities
Accrued pension and severance costs	978,626	41,356	2,179	1,022,161		Retirement benefit liabilities
Deferred income taxes	1,043,169	1,487	153,349	1,198,005	f	Deferred tax liabilities
Other long-term liabilities	821,515	(345,816)	471	476,169	M	Other non-current liabilities

Total long-term liabilities	13,536,208	797,247	157,687	14,491,142		Total non-current liabilities

Total liabilities	31,438,585	1,037,629	157,138	32,633,351		Total liabilities

Mezzanine equity	504,169	(504,169)	—	—	L
Shareholders’ equity						Shareholders’ equity
Toyota Motor Corporation shareholders’ equity
Common stock, no par value	397,050	—	—	397,050		Common stock
Additional paid-in capital	489,334	—	—	489,334		Additional paid-in capital
Retained earnings	23,427,613	—	(1,193,552)	22,234,061	j	Retained earnings
Accumulated other comprehensive income (loss)	(1,166,273)	—	1,751,822	585,549	b,g,h	Other components of equity
Treasury stock, at cost	(3,087,106)	—	—	(3,087,106)		Treasury stock

Total Toyota Motor Corporation shareholders’ equity	20,060,618	—	558,270	20,618,888		Total Toyota Motor Corporation Shareholders’ equity

Noncontrolling interests	677,064	—	43,060	720,124		Non-controlling interests

Total shareholders’ equity	20,737,682	—	601,330	21,339,012		Total shareholders’ equity

Total mezzanine equity and shareholders’ equity	21,241,851	(504,169)	601,330	21,339,012

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	52,680,436	533,460	758,468	53,972,363		Total liabilities and shareholders’ equity

(iii) Reconciliation of net profit or loss for the year ended March 31, 2020

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net revenues						Sales revenues
Sales of products	27,759,749	—	(66,056)	27,693,693	i	Sales of products
Financing operations	2,170,243	—	2,611	2,172,854		Financial services

Total net revenues	29,929,992	—	(63,445)	29,866,547		Total sales revenues

Costs and expenses						Costs and expenses
Cost of products sold	23,142,744	(12,761)	(26,387)	23,103,596	i	Cost of products sold
Cost of financing operations	1,379,620	—	2,134	1,381,755		Cost of financial services
Selling, general and administrative	2,964,759	(3,391)	20,597	2,981,965		Selling, general and administrative

Total costs and expenses	27,487,123	(16,153)	(3,655)	27,467,315		Total costs and expenses

Operating income	2,442,869	16,153	(59,790)	2,399,232		Operating income

Other income (expense)	—	271,152	39,094	310,247		Share of profit (loss) of investments accounted for using the equity method
Interest and dividend income	232,870	77,241	(4,266)	305,846		Other finance income
Interest expense	(32,217)	(2,573)	(12,365)	(47,155)		Other finance costs
Foreign exchange gain (loss), net	(79,020)	—	(15,599)	(94,619)		Foreign exchange gain (loss), net
Unrealized gains (losses) on equity securities	(24,600)	—	24,600	—	b
Other income (loss), net	14,705	(90,821)	(4,491)	(80,607)		Other income (loss), net

Income before income taxes and equity in earnings of affiliated companies	2,554,607	271,152	(32,817)	2,792,942		Income before income taxes

Provision for income taxes	683,430	—	(1,613)	681,817	b	Income tax expense
Equity in earnings of affiliated companies	271,152	(271,152)	—	—

Net income	2,142,329	—	(31,204)	2,111,125		Net income

Net income attributable to Toyota Motor Corporation	2,076,183	—	(40,043)	2,036,140		Net income attributable to Toyota Motor Corporation
Net income attributable to noncontrolling interests	66,146	—	8,839	74,985		Non-controlling interests

	2,142,329	—	(31,204)	2,111,125		Net income

(iv) Reconciliation of other comprehensive income for the year ended March 31, 2020

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net income	2,142,329	—	(31,204)	2,111,125		Net income
Other comprehensive income (loss), net of tax						Other comprehensive income, net of tax
						Items that will not be reclassified to profit (loss)
Unrealized gains (losses) on securities	118,363	(118,363)	(243,853)	(243,853)	b	Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Pension liability adjustments	(60,196)	(612)	17,409	(43,399)		Remeasurements of defined benefit plans
	—	612	61,956	62,568		Shares of other comprehensive income of equity method investees

	58,167	(118,363)	(164,488)	(224,684)		Total of items that will not be reclassified to profit (loss)

						Items that may be reclassified subsequently to profit (loss)
Foreign currency translation adjustments	(333,854)	89,371	(117,614)	(362,098)		Exchange differences on translating foreign operations
	—	118,363	(4,973)	113,390		Net changes in revaluation of financial assets measured at fair value through other comprehensive income
	—	(89,371)	54,118	(35,253)		Shares of other comprehensive income of equity method investees

	(333,854)	118,363	(68,469)	(283,961)		Total of items that may be reclassified subsequently to profit (loss)

Total other comprehensive income (loss)	(275,687)	—	(232,958)	(508,645)		Total other comprehensive income, net of tax

Comprehensive income	1,866,642	—	(264,162)	1,602,480		Comprehensive income

						Comprehensive income for the period attributable to
Comprehensive income attributable to Toyota Motor Corporation	1,820,764	—	(265,756)	1,555,009		Toyota Motor Corporation
Comprehensive income attributable to noncontrolling interests	45,878	—	1,594	47,472		Non-controlling interests

	1,866,642	—	(264,162)	1,602,480		Comprehensive income

(3) Notes to reconciliation
(i) Changes in presentation

A.	Other receivables separately presented under U.S. GAAP have been reclassified into trade accounts and other receivables under IFRS.

B.	Marketable securities separately presented under U.S. GAAP have been reclassified into other financial assets in current assets under IFRS.

C.	Other financial assets included in prepaid expenses and other current assets under U.S. GAAP are separately presented under IFRS.

D.	Derivative assets and liabilities that meet certain requirements are offset under U.S. GAAP. Under IFRS they are presented in gross amount.

E.	Income tax receivable included in prepaid expenses and other current assets under U.S. GAAP are separately presented under IFRS.

F.	Employees receivables separately presented under U.S. GAAP have been reclassified into other financial assets in non-current assets under IFRS.

G.
Right of use assets, intangible assets, deferred tax assets and other financial assets in non-current
assets included in other in investment and other assets under U.S. GAAP are separately presented under IFRS.

H.	Other payables separately presented under U.S. GAAP have been reclassified into trade accounts and other payables under IFRS.

I.	Current portion of long-term debt separately presented under U.S. GAAP have been reclassified into short-term and current portion of long-term debt under IFRS.

J.	Liabilities for quality assurance included in accrued expenses under U.S. GAAP are separately presented under IFRS.

K.	Other financial liabilities included in other current liabilities under U.S. GAAP are separately presented under IFRS.

L.	Model AA Class Shares presented as mezzanine equity under U.S. GAAP have been reclassified into long-term debt under IFRS.

M.	Lease liabilities included in other long-term liabilities under U.S. GAAP have been reclassified into long-term debt under IFRS.
(ii) Difference in recognition and measurement
For the following reconciliation, the related allocation to the non-controlling
interests is recorded.

a.	Inventory valuation method
Under U.S. GAAP, inventories of some subsidiaries are calculated using the last-in,
first-out
method, but under IFRS, they are calculated using the weighted-average method.

b.	Fair value measurement of equity financial assets
Unlisted stocks are recorded at acquisition cost under U.S. GAAP but are measured at fair value under IFRS. For equity financial assets, U.S. GAAP recognizes valuation gains and losses, gains and losses on sales and impairment as profit or loss, but under IFRS, changes in fair value are recognized as other comprehensive income.

c.	Deemed cost
In accordance with IFRS 1, Toyota has elected to use fair value at the Transition Date as deemed cost for certain items of property, plant and equipment. The carrying amount of property, plant and equipment under U.S. GAAP to which the exemption is applied is ¥59,456 million and the fair value is ¥21,225 million.

d.	Recognition of right of use assets and lease liabilities
Under IFRS, newly recognized right of use assets and lease liabilities are recorded as a result of the adoption of IFRS 16 “Leases”.

e.	Capitalization of costs incurred for development of products
Under U.S. GAAP, development expense is expensed as incurred. Under IFRS, costs incurred for development of products are capitalized if it meets the capitalization requirements.

f.	Deferred income taxes
Deferred income taxes have been adjusted due to the other adjustments from U.S. GAAP to IFRS. The adjustment mainly related to ¥188,837 million (as of April 1, 2019) and ¥193,271 million (as of March 31, 2020) of the capitalization of development costs.

g.	Exchange differences on translating foreign operations
In accordance with the first-time exemption, the cumulative translation differences of foreign operations as of the Transition Date are transferred from other components of equity to retained earnings.

h.	Retirement benefit obligations for defined benefit plans
Under U.S. GAAP, actuarial gains and losses and past service cost are recognized in other comprehensive income when they are incurred and amortized over a certain period of future years. Under IFRS, remeasurements arising from defined benefit plans, including actuarial gains and losses are recognized in other comprehensive income and reclassified directly from other components of equity to retained earnings when they are incurred. Past service cost is recognized in profit or loss when incurred.

i.	Unification of a reporting period
For certain consolidated subsidiaries and companies accounted for by the equity method that have closing dates different from Toyota, the reporting period has been unified to Toyota’s closing date on the Transition Date.

j.	Reconciliation of retained earnings

	Yen in millions
	Transition Date April 1, 2019	March 31, 2020
b. Fair value measurement of equity financial assets	(990,815)	(799,568)
g. Exchange differences on translating foreign operations	(649,532)	(649,532)
h. Retirement benefit obligations for defined benefit plans	(265,867)	(324,014)

Subtotal	(1,906,213)	(1,773,114)

e. Capitalization of cost incurred for development of product	410,531	432,202
i. Unification of a reporting period	85,211	51,480
Others	36,732	95,880

Total	(1,373,738)	(1,193,552)

Subtotal represents reclassification from other components of equity.
Adjustments on the Cash Flows
Additions, collections and sales of receivables from financial services which were classified as cash flows from investing activities under U.S. GAAP are classified as cash flows from operating activities under IFRS.